Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Revenue Recognized
The following table summarizes our revenue recognized in our consolidated statements of operations:

	2018	2017	2016
Net product revenue	$19,866.4	$18,776.5	$17,480.0
Collaboration and other revenue(1)	1,626.9	1,197.3	832.8
Revenue	$21,493.3	$19,973.8	$18,312.8
(1) Collaboration and other revenue associated with prior year transfers of intellectual property was $303.2 million, $144.9 million, and $145.3 million during the years ended 2018, 2017, and 2016, respectively.

Schedule of Contract Liabilities	We have the following amounts recorded for contract liabilities:

	2018	2017
Contract liabilities	$294.9	$330.9